Research and Development Expenses, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of research and development expenses [Abstract]
Schedule of Research and Development Expenses
	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Materials and subcontractors	2,037	2,444	2,690
Salaries, wages and related expenses	5,488	4,167	2,875
Depreciation	131	97	45
Patent registration expenses	135	208	106
Overhead	942	539	355
Other research and development expenses	386	613	253
	9,119	8,068	6,324

Less: capitalized cost	-	(2,332)	-
co-development participation	(927)	-	-

Total research and development expenses	8,192	5,736	6,324